Operating Expenses by Nature	6 Months Ended
Jun. 30, 2026
Expenses by nature [abstract]
Operating expenses by nature

10. Operating expenses by nature[1]

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Employee costs[2,3]	$1,349	$7,729	$6,690	$11,551
Office, insurance and other expenses	1,222	1,059	2,381	2,257
Professional services[3]	1,320	1,623	2,308	1,986
Total general administration and business development costs	$3,891	$10,411	$11,379	$15,794

1.Includes general administration costs and business development costs.

2.

Includes share-based compensation for the three and six months ended June 30, 2026 of $(1.3) million and $0.8 million, respectively (2025: $5.1 million and $8.6 million), of which $(3.0) million and $(2.6) million, respectively (2025: $3.3 million and $5.2 million), related to mark-to-market adjustments as a result of (decreases) increases in the Company’s share price over the respective periods.

3.Certain costs have been presented within business development costs due to their nature.